Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock value share subject to possible redemption
Class A Common stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares issued	49,063,770	32,731,583
Common stock, shares outstanding	49,063,770	32,731,583
Class B Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	4,759,642	4,759,642
Common stock, shares outstanding	4,759,642	4,759,642
Power & Digital Infrastructure Acquisition II Corp.
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Power & Digital Infrastructure Acquisition II Corp. | Class A Common stock
Common stock value share subject to possible redemption		10,608,178	28,750,000
Common stock value share subject to possible redemption per share (in Dollars per share)		$ 10.76	$ 10.2
Power & Digital Infrastructure Acquisition II Corp. | Class B Common Stock
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		50,000,000	50,000,000
Common stock, shares issued		7,187,500	7,187,500
Common stock, shares outstanding		7,187,500	7,187,500
Power & Digital Infrastructure Acquisition II Corp. | Class A Non Redeemable Common Stock
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		500,000,000	500,000,000
Common stock, shares issued
Common stock, shares outstanding